Land Use Rights (Tables)	12 Months Ended
May 31, 2012
Land Use Rights, Net

Land use rights consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Land use rights	3,980	3,980
Less: accumulated amortization	(660)	(747)
Exchange differences	182	243

Land use rights, net	3,502	3,476